SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Interest expense	$ 1,251	$ 9,074	$ 2,144
Bank commissions	29	45	25
Financial expenses	$ 1,280	$ 9,119	$ 2,169